Significant Accounting Policies - Schedule of Financial Assets and Liabilities Carried at Fair Value Measured on a Recurring Basis (Details) - USD ($)		Dec. 31, 2023	Dec. 31, 2022
Description:
Warrant liabilities	[1]	$ 833,615	$ 8,044,931
Description:
Derivative liability	[1]	833,615	8,044,931
Quoted prices in active markets (Level 1) [Member]
Description:
Warrant liabilities
Description:
Derivative liability
Quoted prices in active markets (Level 2) [Member]
Description:
Warrant liabilities
Description:
Derivative liability
Quoted prices in active markets (Level 3) [Member]
Description:
Warrant liabilities	[1]	833,615	8,044,931
Description:
Derivative liability	[1]	$ 833,615	$ 8,044,931

[1]	The Company estimated the fair value of these warrant liabilities and derivative liabilities using either the Monte-Carlo model or the Black-Scholes model.